UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     333-119867

 NAME OF REGISTRANT:                     Allianz Variable Insurance
                                         Products Fund of Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 5701 Golden Hills Drive
                                         Minneapolis, MN 55416

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Erik T. Nelson
                                         Allianz Investment Management,
                                         LLC
                                         5701 Golden Hills Drive
                                         Minneapolis, MN 55416

 REGISTRANT'S TELEPHONE NUMBER:          763-765-7453

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

AZL BALANCED INDEX STRATEGY FUND
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


AZL DFA MULTI-STRATEGY FUND
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


AZL MVP BALANCED INDEX STRATEGY
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


AZL MVP BLACKROCK GLOBAL STRATEGY PLUS FUND
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


AZL MVP DFA Multi-Strategy Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


AZL MVP FIDELITY INSTITUTIONAL ASSET MANAGEMENT MULTI-STRATEGY FUND
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


AZL MVP Fusion Dynamic Balanced Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


AZL MVP Fusion Dynamic Conservative Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


AZL MVP Fusion Dynamic Moderate Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


AZL MVP GROWTH INDEX STRATEGY FUND
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


AZL MVP MODERATE INDEX STRATEGY FUND
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


AZL MVP T. Rowe Price Capital Appreciation Plus Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Allianz Variable Insurance Products Fund of Funds Trust
By (Signature)       /s/ Brian Muench
Name                 Brian Muench
Title                President
Date                 08/24/2018